Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee future benefits (Note 23)	$ 274	$ 259
Equity investments	201	92
Supplemental Executive Retirement Plan ("SERP")	155	165
RECs (Note 8)	142	112
Derivatives	118	40
Other investments	115	86
Operating leases (Note 15)	43	40
Deferred compensation plan	40	42
Other	125	119
Other assets	$ 1,213	$ 955